Service and other revenue (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
License and Services Revenue	$ 0	$ 0	$ 7,923
Sales Revenue, Services, Other	1,480	1,484	1,414
Service Revenue Recognized On Achievements Of Certain Milestones	$ 11,074	$ 14,547	$ 13,907